Average Annual Total Returns (Mid Cap Stock Trust)	12 Months Ended
May 01, 2011
Russell MidCap Growth Index
Average Annual Return:
One Year	26.38%
Five Year	4.88%
Ten Year	3.12%
Series I, Mid Cap Stock Trust
Average Annual Return:
One Year	23.08%
Five Year	4.99%
Ten Year	5.49%
Date of Inception	May 01, 1999
Series II, Mid Cap Stock Trust
Average Annual Return:
One Year	22.80%
Five Year	4.77%
Ten Year	5.32%
Date of Inception	Jan. 28, 2002
Series NAV, Mid Cap Stock Trust
Average Annual Return:
One Year	23.07%
Five Year	5.04%
Ten Year	5.53%
Date of Inception	Feb. 28, 2005